Employee Compensation - Pension and Other Employee Future Benefits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	$ 586
Other comprehensive loss write down of surplus assets	62
Pension Plans [member] | Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	43
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Other comprehensive loss write down of surplus assets	0
Other employee future benefit plans [member] | Employee Compensation Expense [Member]
Disclosure of defined benefit plans [line items]
Plan amendments gain loss	84
Other employee future benefit plans [member] | Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	45
Canadian plans [member] | Common shares [member]
Disclosure of defined benefit plans [line items]
Plan assets	$ 0	$ 0